Allowance for Credit Losses on Loans (Tables)	12 Months Ended
Mar. 31, 2022
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment
Changes in Allowance for credit losses on loans by portfolio segment for the fiscal years ended March 31, 2020, 2021 and 2022 are shown below:

	Corporate	Retail	Total

	(in millions of yen)
2020
Balance at beginning of fiscal year	277,955	29,246	307,201

Provision (credit) for credit losses on loans	149,915	6,285	156,200

Charge-offs	(35,021)	(9,337)	(44,358)
Recoveries	26,338	1,578	27,916

Net charge-offs	(8,683)	(7,759)	(16,442)

Others (Note)	(6,161)	57	(6,104)

Balance at end of fiscal year	413,026	27,829	440,855

2021
Balance at beginning of fiscal year	413,026	27,829	440,855

April 1, 2020 adoption of CECL	77,514	78,241	155,755

Adjusted Balance at beginning of period	490,540	106,070	596,610

Provision (credit) for credit losses on loans	124,086	(11,310)	112,776

Charge-offs	(72,212)	(6,589)	(78,801)
Recoveries	13,047	888	13,935

Net charge-offs	(59,165)	(5,701)	(64,866)

Others (Note)	7,009	(680)	6,329

Balance at end of fiscal year	562,470	88,379	650,849

2022
Balance at beginning of fiscal year	562,470	88,379	650,849

Provision (credit) for credit losses on loans	194,022	(6,423)	187,599

Charge-offs	(55,662)	(4,178)	(59,840)
Recoveries	17,912	842	18,754

Net charge-offs	(37,750)	(3,336)	(41,086)

Others (Note)	12,500	(45)	12,455

Balance at end of fiscal year	731,242	78,575	809,817

Note:	Others includes primarily foreign exchange translation.